Subordinated Borrowings - Summary of Subordinated Borrowings (Parenthetical) (Detail) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 USD ($)
EUR 700 million fixed floating subordinated notes [member]
Disclosure of subordinated liabilities [Line Items]
Fixed floating subordinated notes | €	€ 700		€ 700
Borrowings, coupon rate	4.00%
Marginal basis points	3.35%	3.35%
EUR 700 million fixed floating subordinated notes [member] | Aegon N.V [member]
Disclosure of subordinated liabilities [Line Items]
Fixed floating subordinated notes | €	€ 700		€ 700
Borrowings, coupon rate	4.00%
Marginal basis points	3.35%	3.35%
USD 800 million fixed floating subordinated notes [member]
Disclosure of subordinated liabilities [Line Items]
Fixed floating subordinated notes		$ 800		$ 800
Borrowings, coupon rate	5.50%
Marginal basis points	3.539%	3.539%
USD 800 million fixed floating subordinated notes [member] | Aegon N.V [member]
Disclosure of subordinated liabilities [Line Items]
Fixed floating subordinated notes		$ 800		800
Borrowings, coupon rate	5.50%
Marginal basis points	3.539%	3.539%
USD 925 million fixed subordinated notes [member]
Disclosure of subordinated liabilities [Line Items]
Fixed floating subordinated notes		$ 925		$ 925
Borrowings, coupon rate	5.10%